Loans Held-for-Sale (Details) - USD ($) $ in Millions	3 Months Ended												12 Months Ended
	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Accounts, Notes, Loans and Financing Receivable
Loans held-for-sale	$ 4,321				$ 3,177								$ 4,321	$ 3,177
Net gain on loan sales	79	$ 75	$ 66	$ 48	57	$ 94	$ 90	$ 75	$ 46	$ 68	$ 83	$ 91	268	316	$ 288
Loans held-for-sale recorded at lower of cost or fair value	$ 21				$ 32								21	32
Loans held-for-sale
Accounts, Notes, Loans and Financing Receivable
Net gain on loan sales													$ 267	$ 301	$ 288